Dividends Paid and Payable (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends Payable [Line Items]
Payments of Dividends	$ 19,204	$ 12,359	$ 12,213
Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Preferred Stock, Shares Outstanding		0	1,000
Navios Holdings [Member] | Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Preferred Stock, Shares Outstanding			1,000
Installemnt 4 FY 2017 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared			Jan. 26, 2018
Dividends Payable, Amount Per Share			$ 0.30
Payments of Dividends			$ 3,102
Dividends Payable, Date to be Paid			Mar. 27, 2018
Payments of Ordinary Dividends, Common Stock			$ 2,948
Dividends Payable, Date of Record			Mar. 22, 2018
Installemnt 4 FY 2017 [Member] | Navios Holdings [Member] | Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Payments of Ordinary Dividends, Preferred Stock and Preference Stock			$ 154
Installemnt 1 FY 2018 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared			May 04, 2018
Dividends Payable, Amount Per Share			$ 0.30
Payments of Dividends			$ 3,065
Dividends Payable, Date to be Paid			Jun. 27, 2018
Payments of Ordinary Dividends, Common Stock			$ 2,911
Dividends Payable, Date of Record			Jun. 21, 2018
Installemnt 1 FY 2018 [Member] | Navios Holdings [Member] | Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Payments of Ordinary Dividends, Preferred Stock and Preference Stock			$ 154
Installment 2 FY 2018 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared			Jul. 31, 2018
Dividends Payable, Amount Per Share			$ 0.30
Payments of Dividends			$ 3,039
Dividends Payable, Date to be Paid			Sep. 27, 2018
Payments of Ordinary Dividends, Common Stock			$ 2,885
Dividends Payable, Date of Record			Sep. 20, 2018
Installment 2 FY 2018 [Member] | Navios Holdings [Member] | Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Payments of Ordinary Dividends, Preferred Stock and Preference Stock			$ 154
Installment 3 FY 2018 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared			Nov. 02, 2018
Dividends Payable, Amount Per Share			$ 0.30
Payments of Dividends			$ 3,007
Dividends Payable, Date to be Paid			Dec. 05, 2018
Payments of Ordinary Dividends, Common Stock			$ 2,853
Dividends Payable, Date of Record			Nov. 27, 2018
Installment 3 FY 2018 [Member] | Navios Holdings [Member] | Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Payments of Ordinary Dividends, Preferred Stock and Preference Stock			$ 154
Installment 4 FY 2018 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared		Jan. 25, 2019
Dividends Payable, Amount Per Share		$ 0.30
Payments of Dividends		$ 4,121
Dividends Payable, Date to be Paid		Mar. 27, 2019
Dividends Payable, Date of Record		Feb. 27, 2019
Installment 1 FY 2019 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared		May 10, 2019
Dividends Payable, Amount Per Share		$ 0.30
Payments of Dividends		$ 4,119
Dividends Payable, Date to be Paid		Jun. 27, 2019
Dividends Payable, Date of Record		May 29, 2019
Installment 2 FY 2019 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared		Jul. 24, 2019
Dividends Payable, Amount Per Share		$ 0.30
Payments of Dividends		$ 4,119
Dividends Payable, Date to be Paid		Oct. 09, 2019
Dividends Payable, Date of Record		Sep. 25, 2019
Installment 3 FY 2019 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared		Nov. 05, 2019
Dividends Payable, Amount Per Share		$ 0.30
Payments of Dividends	$ 4,704
Dividends Payable, Date to be Paid		Jan. 09, 2020
Dividends Payable, Date of Record		Dec. 17, 2019
Installment 4 FY 2019 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared	Jan. 22, 2020
Dividends Payable, Amount Per Share	$ 0.30
Payments of Dividends	$ 4,762
Dividends Payable, Date to be Paid	Apr. 07, 2020
Dividends Payable, Date of Record	Mar. 05, 2020
Installment 1 - FY 2020 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared	Apr. 29, 2020
Dividends Payable, Amount Per Share	$ 0.30
Payments of Dividends	$ 4,809
Dividends Payable, Date to be Paid	Jul. 09, 2020
Dividends Payable, Date of Record	Jun. 03, 2020
Installment 2 - FY 2020 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared	Jul. 28, 2020
Dividends Payable, Amount Per Share	$ 0.30
Payments of Dividends	$ 4,929
Dividends Payable, Date to be Paid	Oct. 08, 2020
Dividends Payable, Date of Record	Sep. 04, 2020
Installment 3 FY 2020 [Member]
Dividends Payable [Line Items]
Dividends Payable, Date Declared	Nov. 02, 2020
Dividends Payable, Amount Per Share	$ 0.05
Payments of Dividends	$ 828
Dividends Payable, Date to be Paid	Feb. 10, 2021
Dividends Payable, Date of Record	Jan. 12, 2021